Other receivables and assets (Property right acquisition) (Detail) - Huangtai #8 Power Plant [member] ¥ in Millions	Dec. 31, 2019 CNY (¥)
Details of other receivables and assets [line items]
Proportion of property right acquired	30.00%
Shandong Power [member]
Details of other receivables and assets [line items]
Proportion of property right acquired	30.00%
Cash consideration for acquiring property rights	¥ 110